Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance costs [Abstract]
Finance costs

	2021	2020	2019
	£’000	£’000	£’000
Interest on lease liabilities (see Note 12)	1,732	2,401	2,947
Interest expenses on financial liabilities measured at amortized cost	4,081	708	849
Loss from change in fair value of embedded derivative asset	—	266	454
Loss from change in fair value of derivative liability	—	—	5,127
Other finance costs	—	—	2
	5,813	3,375	9,379